Short-term Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Short-term Borrowings
Short-term Borrowings

9. Short-term Borrowings

Short-term borrowings are summarized as follows (in thousands).

	March 31,	December 31,
	2014	2013
Federal funds purchased	$193,275	$137,225
Securities sold under agreements to repurchase	158,931	107,462
Federal Home Loan Bank notes	—	—
Short-term bank loans	139,200	97,400
	$491,406	$342,087

Federal funds purchased and securities sold under agreements to repurchase generally mature daily, on demand, or on some other short-term basis. The Bank and FSC execute transactions to sell securities under agreements to repurchase with both customers and broker-dealers. Securities involved in these transactions are held by the Bank, FSC or the dealer.

Information concerning federal funds purchased and securities sold under agreements to repurchase is shown in the following tables (dollars in thousands).

	Three Months Ended March 31,
	2014	2013
Average balance during the period	$343,233	$328,521
Average interest rate during the period	0.18%	0.21%

	March 31,	December 31,
	2014	2013
Average interest rate at end of period	0.16%	0.16%
Securities underlying the agreements at end of period
Carrying value	$166,472	$144,991
Estimated fair value	$162,932	$138,719

Federal Home Loan Bank (“FHLB”) notes mature over terms not exceeding 365 days and are collateralized by FHLB Dallas stock, nonspecified real estate loans and certain specific commercial real estate loans. Other information regarding FHLB notes is shown in the following tables (dollars in thousands).

	Three Months Ended March 31,
	2014	2013
Average balance during the period	$8	$34,174
Average interest rate during the period	0.13%	0.09%

	March 31,	December 31,
	2014	2013
Average interest rate at end of period	—	—

FSC uses short-term bank loans periodically to finance securities owned, customers’ margin accounts and underwriting activities. Interest on the borrowings varies with the federal funds rate. The weighted average interest rate on the borrowings at March 31, 2014 and December 31, 2013 was 1.13% and 1.15%, respectively.

12. Short-term Borrowings

Short-term borrowings are summarized as follows (in thousands).

	December 31,
	2013	2012
Federal funds purchased	$137,225	$269,625
Securities sold under agreements to repurchase	107,462	85,725
Federal Home Loan Bank notes	—	250,000
Short-term bank loans	97,400	122,900
	$342,087	$728,250

Federal funds purchased and securities sold under agreements to repurchase generally mature daily, on demand, or on some other short-term basis. The Bank and FSC execute transactions to sell securities under agreements to repurchase with both customers and broker-dealers. Securities involved in these transactions are held by the Bank, FSC or the dealer.

Information concerning federal funds purchased and securities sold under agreements to repurchase is shown in the following table (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Average balance during the period	$281,067	$277,470
Average interest rate during the period	0.19%	0.25%
Maximum month-end balance during the period	$415,730	$355,350

	December 31,
	2013	2012
Average interest rate at end of period	0.16%	0.22%
Securities underlying the agreements at end of period
Carrying value	$144,991	$122,153
Estimated fair value	$138,719	$122,435

Federal Home Loan Bank (“FHLB”) notes mature over terms not exceeding 365 days and are collateralized by FHLB Dallas stock, nonspecified real estate loans and certain specific commercial real estate loans. At December 31, 2013, the Bank had available collateral of $1.7 billion, substantially all of which was blanket collateral. Other information regarding FHLB notes is shown in the following tables (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Average balance during the period	$106,415	$301,613
Average interest rate during the period	0.13%	0.14%
Maximum month-end balance during the period	$525,000	$250,000

	December 31,
	2013	2012
Average interest rate at end of period	—	0.07%

FSC uses short-term bank loans periodically to finance securities owned, customers’ margin accounts and underwriting activities. Interest on the borrowings varies with the federal funds rate. The weighted average interest rate on the borrowings at December 31, 2013 and 2012 was 1.15% and 1.16%, respectively.